Stock Based Compensation	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

(15) Stock Based Compensation

The 2017 Stock Incentive Plan (2017 Plan) was approved on September 29, 2017 and is a broad-based plan that provides for the grant of non-qualified stock options to our executives and certain other employees for up to a maximum of 656,825 shares. The 2017 Plan was subsequently amended on January 7, 2020 to 2,036,158 shares. The 2017 Plan is administered by the Board of Directors, which approves grants to individuals, number of options, terms, conditions, performance measures, and other provisions of the award. Awards are generally granted based on the individual’s performance. Stock options granted under the 2017 Plan have a maximum contractual term of twelve years from the date of grant, an exercise price not less than the fair value of the stock on the grant date and generally vest over four years in equal quarterly installments for the time-based options and upon occurrence of a liquidity event for the performance-based options.

The Company has not recorded any compensation cost for the performance-based options as the liquidity event is not deemed probable until the occurrence of the liquidity event.

A summary of stock options outstanding at September 26, 2021, and changes during the quarter then ended is presented below:

	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding at June 27, 2021	1,985,850	$213.16	10
Granted	—	—	—
Exercised	—	—	—
Forfeited and cancelled	1,006	80.36	—
Outstanding at September 26, 2021	1,984,844	$213.23	10
Vested and unvested expected to vest at September 26, 2021	1,984,844	213.23	10
Exercisable at September 26, 2021	308,189	77.74	8

There were no options granted during the quarter ended September 26, 2021. There were 1,006 shares forfeited during the quarter ending September 26, 2021.

For the quarter ended September 26, 2021, we recorded compensation cost of $795 in selling, general and administrative expenses and $7 in cost of revenues within the condensed consolidated statements of operations. For the quarter ended September 26, 2020, we recorded compensation cost of $835 in selling, general and administrative expenses and $14 in cost of revenues within the condensed consolidated statements of operations.

As of September 26, 2021 and June 27, 2021, the total compensation cost related to non-vested time-based awards not yet recognized was $152 and $992, respectively, and is expected to be recognized on a straight-line basis over the next four years. As of the same dates, the total compensation cost related to non-vested performance-based awards not yet recognized was $33,041 and $33,042, respectively, and would only be recognized upon the consummation of a liquidity event.

The expected volatility is based on historical volatilities of companies considered comparable to the Company. The risk-free interest rates are based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The average expected life represents the weighted average period of time that options granted are expected to be outstanding.

(15) Stock Based Compensation

The 2017 Stock Incentive Plan (2017 Plan) was approved on September 29, 2017 and is a broad-based plan that provides for the grant of non-qualified stock options to our executives and certain other employees for up to a maximum of 656,825 shares. The 2017 Plan was subsequently amended on January 7, 2020 to 2,036,158 shares. The 2017 Plan is administered by the Board of Directors, which approves grants to individuals, number of options, terms, conditions, performance measures, and other provisions of the award. Awards are generally granted based on the individual’s performance. Stock options granted under the 2017 Plan have a maximum contractual term of twelve years from the date of grant, an exercise price not less than the fair value of the stock on the grant date and generally vest over four years in equal quarterly installments for the time-based options and upon occurrence of a liquidity event for the performance-based options.

The Company has not recorded any compensation cost for the performance-based options as the liquidity event is not deemed probable until the occurrence of the liquidity event.

A summary of stock options outstanding at June 27, 2021, and changes during the year then ended is presented below:

	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding at June 30, 2019	431,972	$77.62	10
Granted	1,576,318	248.49	11
Exercised	—	—	—
Forfeited and canceled	(4,020)	77.62	—
Outstanding at June 28, 2020	2,004,270	$212.00	9
Granted	2,758	80.78	11
Exercised	—	—	—
Forfeited and canceled	(21,178)	77.62	—
Outstanding at June 27, 2021	1,985,850	$213.16	10
Vested and unvested expected to vest at June 27, 2021	1,985,850	213.16	10
Exercisable at June 27, 2021	289,902	77.73	8

The fair value of options granted during fiscal year 2021 was $112, with weighted average grant date fair value of $41.67 per share for time-based awards and $37.78 per share for performance-based awards.

The fair value of options granted during fiscal year 2020 was $29,130, with a weighted average grant date fair value of $35.03 per share for time-based awards and $18.43 per share for performance-based awards.

The total grant date fair value of options vested during the years ended June 27, 2021 and June 28, 2020 were $3,164 and $3,431, net of forfeitures, respectively. There were 21,178 and 4,020 shares forfeited in fiscal years 2021 and 2020, respectively.

In the consolidated statements of operations, $3,140 and $3,394 of compensation cost was recorded in selling, general and administrative expenses and $24 and $37 was recorded in cost of revenues in fiscal years 2021 and 2020, respectively. The tax related benefit recorded during the years ended June 27, 2021 and June 28, 2020 was $839 and $910, respectively.

As of June 27, 2021 and June 28, 2020, the total compensation cost related to non-vested time-based awards not yet recognized was $992 and $4,626, respectively, and is expected to be recognized on a straight-line basis over the next four years. As of the same dates, the total compensation cost related to non-vested performance-based awards not yet recognized was $33,042 and $33,151, respectively, and would only be recognized upon the consummation of a liquidity event.

The fair value of options at the date of grant was estimated using the Black-Scholes model with the following ranges of weighted average assumptions:

Options granted during the fiscal year ended June 27, 2021
Expected term in years	5
Interest rate	0.54%
Volatility	71.5%
Dividend yield	—

The expected volatility is based on historical volatilities of companies considered comparable to the Company. The risk-free interest rates are based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The average expected life represents the weighted average period of time that options granted are expected to be outstanding.